REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES [Abstract]
REVENUES
3.	REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2021	2020	2019
Spot Charter Revenues	170,242	274,217	283,007
Time Charter Revenues	20,833	80,402	34,213
Total Voyage Revenues	191,075	354,619	317,220

The future minimum revenues as at December 31, 2021 related to time charter revenues are as follows:

All figures in USD ‘000	Amount
2022	12,495
2023	-
2024	-
Total Future Minimum Revenues	12,495

The table does not include future revenues related to concluded time charter contracts for the two newbuildings to be delivered in 2022.

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations. As of December 31, 2021 and December 31, 2020, the Company has capitalized fulfilment cost of $1.1 million and $0.4 million, respectively.

The Company has recorded a net distribution received of $4.7 million from an insurance association as Other Income in 2021.